The Pilot Funds

                   Pilot U.S. Government Securities Fund
                  Pilot Small Capitalization Equity Fund
                     Pilot International Equity Fund






           Annual Report For The Period Ended May 16, 1997

July 14, 1997

Dear Shareholder:

We are pleased to provide you with the annual report for the Pilot U.S. Government Securities Fund, Pilot Small Capitalization Equity Fund and Pilot International Equity Fund (the "Funds") for the period September 1, 1996 through May 16, 1997.

As you know, on May 23, 1997, the Funds were reorganized into new Nations Funds, each of which is advised by NationsBanc Advisors, Inc. We welcome you to the Nations Funds Family of mutual funds and are pleased to provide you with access to a broad range of investment opportunities to help you pursue your financial goals.

The following is a review of each Funds' performance during the period. The reviews have been prepared based on information provided by each Fund's investment adviser.*

During the period from September 1, 1996 through April 30, 1997, the Pilot U.S. Government Securities Fund (Pilot Shares) provided a total return of 5.25%, which compares favorably to the performance of the Lipper General U.S. Government average which provided a total return of 5.08%. After beginning the period with yields in excess of 7.10%, the yield on long-term U.S. Treasury Bonds declined below 6.35% by the end of November 1996. By the end of the period under review, however, such yields had risen back to 6.90%.

Throughout this time, the investment adviser's outlook called for rising interest rates in response to strong economic growth and projected short-term rate increases by the Federal Reserve Board. Consequently, the Portfolio was postured defensively, with its average maturity and duration actively managed consistently below its benchmark. The active management of duration offset the impact of the net decline in yields during the period and led to the Portfolio's relative outperformance. In February 1997, as long-term rates declined below 6.60%, duration was further decreased. This shift added to incremental returns as long yields subsequently backed up above 7.10% in April. In response, the investment adviser extended duration as valuations improved. This last Portfolio shift further added to the Portfolio's attractive performance during the final month of the period.

The Pilot Small Capitalization Equity Fund (Pilot Shares) provided a total return of 6.26% compared with a return of -0.35% for the Lipper Small Company average, for the period September 1, 1996 through April 30, 1997. The market favored larger capitalization companies and more value-oriented stocks during this time period, with the S&P 500 Index up more than three times as much as the Russell 2000 Index (31.00% vs. 9.60%). The Portfolio's overweighted positions in basic materials, capital goods, consumer cyclicals, energy and transportation sectors were rewarded by the market and contributed to the Portfolio's relative outperformance. Due to the magnitude of their gains, three companies stood out in particular: Innovex (disk drive components), Jabil Circuit (contract manufacturing) and Cellstar Corp. (wholesale distributor of cellular phones), all of which had market prices that more than tripled in price during the period.

                                                                       continued
NOT FDIC-INSURED     May Lose Value     No Bank Guarantee

Nations Funds Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser: NationsBanc Advisors, Inc.

Nations Funds Investment Sub-Advisers: TradeStreet Investment Associates, Inc., Gartmore Global Partners, Boatmen's Trust Company, and Kleinwort Benson Investment Management Americas, Inc.

This material is authorized for distribution only when preceded or accompanied by a current prospectus.

During the period from September 1, 1996 through April 30, 1997, the Pilot International Equity Fund (Pilot Shares) returned 5.05%. The Morgan Stanley Capital International EAFE Index provided a return of 3.20% and the average international growth fund, as tracked by Lipper Analytical Services, Inc., returned 7.81% during the same period. Due to disappointing results from emerging markets in Europe and Asia, the Portfolio's exposure to emerging markets contributed negatively to performance. However, the performance in these markets was counterbalanced to some extent by strong performance in Latin America. The Portfolio's underweighted exposure to Japanese stocks contributed positively to performance despite the Japanese market's rally at the end of the period due to the upward revision of economic forecasts and the reversal of recent yen weakness. Stock selection within Japan contributed positively throughout the period. The underweighting of United Kingdom stocks hindered performance, but this was mitigated by strong stock selection in the region.

Looking toward the second half of 1997, the investment environment continues to appear as if it were being scripted to enhance financial assets--moderate but persistent economic growth, low inflation and strong earnings. Although the duration of this economic expansion is six years and counting, there seems to be no evidence that the economy will move off its current track.

Importantly, after a long period of outperformance by stocks, investors should pay particular attention to their current allocation relative to their objectives and risk tolerance. We expect that future advances in the markets will be accompanied by increased volatility and periodic corrections as the market adjusts to factors such as changes in monetary policy. While we expect markets to reach significant new highs before the end of the millennium, markets do not go straight up, and there will be periods of decline along the way.

We look forward to helping you pursue your investment goals, now and well into the future.


/s/ Mark H. Williamson
Mark H. Williamson
President, NationsBank Advisors, Inc.


* The performance date quoted represents past performance and is not predictive of future results. Lipper Analytical Services, Inc. is an independent monitor of fund performance.

Total Returns*                         Pilot Shares          Class A Shares          Class B Shares
                                           NAV               NAV        POP          NAV        POP

Pilot U.S. Government Securities**

Since Inception***                         8.50%              8.23%      7.76%        7.39%      7.39%
One Year                                   6.42%              6.08%      1.31%        5.26%      0.95%
Inception Date and Maximum Sales Load
 or CDSC                                   11/7/94            2/7/95     4.50%        11/10/94   4.50%

Pilot Small Capitalization Equity Fund

Since Inception**                          9.99%              9.47%      5.80%        8.90%      5.74%
One Year                                   4.60%              4.30%     -0.39%        3.62%     -0.88%
Inception Date and Maximum Sales Load
 or CDSC                                   12/12/95           12/12/95   4.50%        12/12/95   4.50%

Pilot International Equity Fund****

Since Inception**                         13.14%             12.86%     12.48%       1.49%     -2.96%
One Year                                   2.89%              2.69%     -1.95%         N/A        N/A
Five Year                                    N/A              8.99%      7.96%         N/A        N/A
Ten Year                                     N/A              7.32%      6.83%         N/A        N/A
Inception Date and Maximum Sales Load
 or CDSC                                   8/21/95           1/2/68      4.50%        7/1/96    4.50%

* Returns shown are through April 30, 1997. The financial statement information presented in this report is shown through May 16, 1997, the fiscal year end of the Pilot US Government Securities Fund, Pilot Small Capitalization Equity Fund and the Pilot International Equity Fund.

** Please note that the performance shown for Pilot Shares prior to November 7, 1994, Class A prior to February 7, 1995 and Class B Shares prior to November 11, 1994 includes the performance for the Boatmen's Trust Taxable Bond Commingled Fund. The Commingled Fund has not been registered under the Investment Company Act of 1940 or subject to the investment restrictions imposed by the 1940 Act. If the Commingled Fund had been subject to the 1940 Act the performance might have been adversely affected. The Commingled Fund performance has been adjusted to reflect the performance the Commingled Fund would have experienced if Pilot Fund share expenses (as estimated at the commencement of operations) had been incurred during the periods shown.

*** Returns shown are annualized total returns.

**** For periods prior to July 12, 1993, the performance information for the Pilot International Equity Fund reflects the performance for the Kleinwort Benson International Equity Portfolio of Kleinwort Benson Investment Strategies, all of the assets of which were acquired by the Pilot International Equity Fund in a reorganization effective July 12, 1993. Prior to that date, the Kleinwort Benson International Equity Portfolio was advised solely by Kleinwort Benson International Investment Limited.

Past performance is not a guarantee of future results. Investment returns and principal values will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Note: This table reflects the fact that Class A and Class B Shares are subject to different fees and expenses. Class A Shares are subject to a front-end sales load of up to 4.50% of the offering price and a Rule 12b-1 fee of up to .25%. Class B Shares are subject to Contingent Deferred Sales Charge ("CDSC") for redemptions before the periods outlined in the Fund's prospectus and a Rule 12b-1 fee of up to 1.0%. All other Fund expenses related to Class A and B Shares are the same as for Pilot Shares.

            Pilot U.S. Government Securities Fund
        Growth of a $10,000 investment vs. a benchmark
            since inception as of April 30, 1997*

(Graph appears here. See table below for plot points.)


                                    Jun-86       Apr-92       Apr-95      Apr-97
Pilot Shares                        $ 10,000     $ 16,136     $ 20,856    $ 24,213
Class A Shares                      $  9,542     $ 15,176     $ 19,446    $ 22,595
Class B Shares                      $ 10,000     $ 15,226     $ 18,552    $ 21,668
Lehman Brothers Govt Bond Index     $ 10,000     $ 16,220     $ 19,952    $ 23,018

The Lehman Brothers Government Bond Index is unmanaged and represents the returns of government bonds with an average maturity of approximately nine years.

* The values presented in the above graph are shown through April 30, 1997. Information presented in the accompanying financial statements is through May 16, 1997.

Please note that the performance shown for Pilot Shares prior to November 7, 1994, Class A prior to February 7, 1995 and Class B Shares prior to November 11, 1994 includes the performance for the Boatmen's Trust Taxable Bond Fund Commingled Fund. The Commingled Fund has not been registered under the Investment Company Act of 1940 or subject to the investment restrictions imposed by the 1940 Act. If the Commingled Fund had been subject to the 1940
Act the performance might have been adversely affected. The Commingled Fund performance has been adjusted to reflect the performance the Commingled Fund would have experienced if Pilot Fund share class expenses (as estimated at the commencement of operations) had been incurred during the periods shown.

             Pilot Small Capitalization Equity Fund
       Growth of a $10,000 investment vs. a benchmark since
                 inception as of April 30, 1997*

(Graph appears here. See table below for plot points.)

                   12/12/95      Aug-96       Apr-97

Pilot Shares       $10,000       $10,737      $11,409
Russell 2000       $10,000       $10,657      $11,078
Class A Shares     $ 9,551       $10,209      $10,825
Class B Shares     $10,000       $10,215      $10,802

The Russell 2000 Index is an unmanaged index representing 2000 small companies and is typically used as a measure of small capitalization stocks.

* The values presented in the above graph are shown through April 30, 1997. Information presented in the accompanying financial statements is through May 16, 1997.

                 Pilot International Equity Fund
          Growth of a $10,000 investment vs. a benchmark
              since inception as of April 30, 1997*
                 Pilot Shares and Class A Shares

(Graph appears here. See table below for plot points.)

                Nov-83     Apr-87     Apr-92     Apr-96     Apr-97

Pilot Shares    $10,000    $25,572    $33,708    $51,000    $52,474
Class A Shares  $9,551     $23,921    $31,529    $47,211    $48,481
EAFE Index      $10,000    $40,329    $39,735    $66,302    $65,712


The Morgan Stanley Capital International EAFE Index is an unmanaged index representing major European, Australian and Far East common stock.

* The values presented in the above graph are shown through April 30, 1997. Information presented in the accompanying financial statements is through May 16, 1997.

For periods prior to July 12, 1993, the performance information for the Fund reflects the performance for the Kleinwort Benson International Equity
Portfolio of Kleinwort Benson investment Strategies, all of the assets of which were acquired by the Pilot International Equity Fund in a reorganization effective July 12, 1993. Prior to that date, the Kleinwort Benson International Equity Portfolio was advised solely by Kleinwort Benson International Investment Limited.

                  Pilot International Equity Fund
          Growth of a $10,000 investment vs. a benchmark
               since inception as of April 30, 1997*
                          Class B Shares

(Graph appears here. See table below for plot points.)

                  Jul-96      Apr-97

Class B Shares    $10,000     $9,703
EAFE Index        $10,000     $9,803

The Morgan Stanley Capital International EAFE Index is an unmanaged index representing major European, Australian and Far East common stock.

* The values presented in the above graph are shown through April 30, 1997. Information presented in the accompanying financial statements is through May 16, 1997.

Pilot U.S. Government Securities Fund
Portfolio of Investments

May 16, 1997

Principal
Amount				           	      Maturity		Value
(000)			               Rate	      Date		(Note 2)

U.S. Government Obligations- 97.9%

U.S Treasury Bonds- 19.3%
$27,500 	U.S. Treasury Bond	7.50%   	11/15/16      $ 28,986,650

U.S. Treasury Notes- 78.6%
6,650 		U.S. Treasury Note	6.00		8/31/97		 6,656,251
22,800 		U.S. Treasury Note	5.50		11/15/98	22,589,784
17,000 		U.S. Treasury Note	5.88		1/31/99		16,909,730
11,000 		U.S. Treasury Note	5.63		11/30/00	10,709,490
32,760 		U.S. Treasury Note	6.50		8/31/01		32,708,894
18,000 		U.S. Treasury Note	5.75		8/15/03		17,218,080
11,500 		U.S. Treasury Note	6.50		8/15/05		11,354,410
                                                                        -----------
			   				                118,146,639

Total U.S. Government Obligations
  (cost $147,101,562)							147,133,289

Repurchase Agreements- 1.4%
2,121 		Repurchase agreement with Lehman Brothers, Inc.
		dated 5/16/97, 5.37%, due 5/19/97
		(cost $2,121,000) ( Footnote A)	   			2,121,000

Total Investments--99.3% (cost-$149,222,562)                          149,254,289

Other assets in excess of liabilities--0.7%                             1,090,971

NET ASSETS--100.0%						     $150,345,260
Footnote A
     Collateralized by $2,085,000 U.S. Treasury Note, 7.50%, due 11/15/01 with a value of $2,165,259.

See Notes to Financial Statements

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997
                                                                Market
                                                                Value
Shares                                                          (Note 2)
COMMON STOCKS- 97.3%

CONSUMER CYCLICAL- 12.2%

Building - Manufactured Housing-1.1%
38,400          Champion Enterprises, Inc.*                    $  662,400
29,500          Oakwood Homes Corporation                         652,688
                                                                ---------
                                                                1,315,088
Building Products- 3.9%
60,600          Centex Corporation                              1,158,975
11,300          Fibreboard Corporation                            526,863
12,400          Southdown, Inc.                                   505,300
52,400          TJ International, Inc.                          1,254,325
43,800          Zurn Industries, Inc.                           1,073,100
                                                                ---------
                                                                4,518,563

Housing & Furnishing- 4.9%
29,300          Bush Industries, Inc.                             673,900
24,600          Ethan Allen Interiors, Inc.                     1,260,750
92,900          O' Sullivan Industries Holdings, Inc.*          1,393,500
78,400          Kaufman & Broad Home Corporation                1,146,600
92,900          Pulte Corporation                               1,255,375
                                                                ---------
                                                                5,730,125
Media- 2.3%
41,125          Ha-Lo Industries, Inc.*                           827,641
26,350          McClatchy Newspapers, Inc.                        675,219
26,166          Pulitzer Publishing Company                     1,226,531
                                                                ---------
                                                                2,729,391
CONSUMER GOODS & STAPLES- 2.3%

Beauty & Health Products- 2.3%
39,600          Alberto Culver Company, Class B                 1,133,550
68,300          NBTY, Inc.*                                     1,502,600
                                                                ---------
                                                                2,636,150

ENERGY- 6.2%

Oil & Gas Exploration & Production- 6.2%
17,500          Cliffs Drilling Company                         1,144,063
43,946          Forest Oil Corporation*                           620,737
98,700          Parker Drilling Company*                          925,313
34,800          Reading & Bates Corporation*                      922,200
16,200          Seacor Holdings, Inc.*                            803,925
36,700          Swift Energy Company                              940,437
29,300          Texas Meridian Resources Corporation*             377,238
17,900          Varco International, Inc.                         476,587
16,400          Vintage Petroleum, Inc.                           522,750
26,900          Wiser Oil Company                                 433,763
                                                                ---------
                                                                7,167,013

                   See Notes to Financial Statements.

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997
                                                                Market
                                                                Value
Shares                                                          (Note 2)
FINANCE- 15.3%

Banking- 5.2%
48,554          Brenton Banks, Inc.                           $ 1,238,127
54,600          City National Corporation                       1,235,325
33,800          Deposit Guaranty Corporation                    1,068,925
52,300          First Republic Bancorp, Inc.                    1,130,988
28,100          ONBANCorp, Inc.                                 1,387,437
                                                                ---------
                                                                6,060,802

Financial Services- 2.4%
40,450          Aames Financial Corporation                       541,019
67,700          Southwest Securities Group, Inc.                1,083,200
24,800          US Bancorp, Inc.                                1,165,600
                                                                ---------
                                                                2,789,819

Insurance- 4.3%
26,778          Delphi Financial Group*                         1,017,564
23,000          Executive Risk, Inc.                            1,144,250
23,040          Frontier Insurance Group, Inc.                  1,229,760
11,837          Security Capital Corporation*                   1,083,085
14,700          Triad Guaranty, Inc.                              496,125
                                                               ----------
                                                                4,970,784

Real Estate- 2.5%
39,000          BRE Properties, Inc.                              955,500
45,050          Capstead Mortgage Corporation                   1,053,044
31,100          Dynex Capital, Inc.                               859,138
                                                                ---------
                                                                2,867,682

Savings & Loans- 1%
25,300          Bay View Capital Corporation                    1,217,562

HEALTH CARE- 5.9%

Biotechnology- 1.4%
28,700          Human Genome Sciences, Inc.*                    1,018,850
42,900          Vical, Inc.*                                      643,500
                                                                ---------
                                                                1,662,350

Chemicals- 0.9%
19,490          Fuller (H. B.) Company                          1,069,514

Medical Supplies & Services- 2.9%
46,100          Acuson Corporation*                             1,175,550
36,400          Innovex, Inc.                                   1,342,250
52,100          Sullivan Dental Products, Inc.                    833,600
                                                                ---------
                                                                3,351,400

                   See Notes to Financial Statements.

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997
                                                                Market
                                                                Value
Shares                                                          (Note 2)
Pharmaceuticals- 0.7%
71,600          Chronimed, Inc.*                              $   778,650

INDUSTRIAL GOODS & SERVICES- 10.2%

Aerospace & Defense- 1.1%
62,900          GenCorp, Inc.                                   1,226,550

Chemicals- 1.8%
69,900          AMCO  International Corporation                 1,275,675
36,000          Crompton & Knowles Corporation                    832,500
                                                                ---------
                                                                2,108,175

Commercial Services- 0.8%
65,800          Calgon Carbon Corporation                         871,850

Electrical & Electronic- 6%
10,400          Coherent, Inc.*                                   460,200
47,200          Core Industries, Inc.                             784,700
28,000          Dionex Corporation*                             1,421,000
41,100          Electro Scientific Industries, Inc.*            1,381,988
69,300          MagneTek, Inc.*                                 1,221,412
21,000          Plexus Corporation                                687,750
44,960          Wyman-Gordon Company*                           1,034,080
                                                                ---------
                                                                6,991,130

Paper Products- 0.5%
18,800          Chesapeake Corporation                            608,650

LEISURE- 0.8%

Cable TV- 0.8%
36,725          International Family Entertainment, Inc.*         885,991

MANUFACTURING- 12.6%

Automation/Robtics- 1.6%
39,200          Esterline Technologies Corporation*             1,122,100
24,800          DT Industries, Inc.                               750,200
                                                                ---------
                                                                1,872,300

Consumer Products- 2.6%
59,800          Foamex International, Inc.*                       792,350
84,900          Fossil, Inc.*                                   1,262,887
44,900          Russ Berrie & Company, Inc.                       942,900
                                                                ---------
                                                                2,998,137

MachineTools & Related Products- 0.7%
17,700          Applied Power, Inc.                               776,587

                   See Notes to Financial Statements.

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997
                                                                Market
                                                                Value
Shares                                                          (Note 2)
Machinery/General Industrial- 1.2%
56,400          Gardner Denver Machinery, Inc.*              $  1,381,800

Metal Processors & Fabrication- 1.1%
25,300          Kaydon Corporation                              1,246,025

Steel- 2.1%
114,700         National Steel Corporation*                     1,433,750
33,812          Rouge Steel Company                               528,313
43,670          Steel Technologies, Inc.                          436,700
                                                                ---------
                                                                2,398,763

Textile Products- 3.3%
52,678          Culp, Inc.                                        888,941
109,200         Delta Woodside Industries*                        641,550
55,600          Galey & Lord, Inc.*                               896,550
33,300          Quiksilver, Inc.                                  844,987
68,700          Worldtex, Inc.*                                   489,488
                                                                ---------
                                                                3,761,516

RETAILING- 10.4%

Apparel/Shoe- 2.8%
61,900          Goody's Family Clothing, Inc.*                  1,137,412
31,050          Pacific Sunwear of California*                  1,078,987
36,400          Ross Stores, Inc.                                 982,800
                                                                ---------
                                                                3,199,199

Department Stores- 0.8%
36,600          Nieman Marcus Group, Inc.                         947,025

Discount Stores- 1.1%
63,500          Shopko Stores, Inc.                             1,317,625

Food Products & Services- 1.7%
18,300          Quality Food Centers, Inc.                        699,975
30,000          Riser Foods, Inc.*                              1,248,750
                                                                ---------
                                                                1,948,725

Specialty Stores- 1.7%
58,700          Fabri-Centers of America, Inc.                  1,240,037
21,700          Williams Sonoma                                   775,775
                                                                ----------
                                                                2,015,812

Warehouse- 1.5%
35,370          Eagle Hardware & Garden, Inc.*                    751,612
32,500          Waban, Inc.*                                      926,250
                                                                ---------
                                                                1,677,862

                   See Notes to Financial Statements.

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997
                                                                Market
                                                                Value
Shares                                                          (Note 2)
Wholesale Companies- 0.8%
35,700          Inacom Corporation*                          $    903,656

SERVICES- 4.8%

Airlines- 3.6%
28,400          Air Express International Corporation           1,011,750
35,500          Airborne Freight Corporation                    1,233,625
55,700          US Airways Group*                               1,949,500
                                                                ----------
                                                                4,194,875

Restaurants- 1.2%
40,400          Foodmaker, Inc.                                   510,050
28,500          Sbarro, Inc.                                      840,750
                                                                ----------
                                                                1,350,800

TECHNOLOGY- 13.1%

Computer Hardware- 2.5%
13,100          Hutchinson Technology, Inc.                       394,637
25,300          Jabil Circuit, Inc.,*                           1,306,113
34,200          Komag, Inc.*                                    1,188,450
                                                                ---------
                                                                2,889,200

Computer Software- 2.6%
23,900          Avid Technology, Inc.                             507,875
46,300          Exabyte Corporation*                              694,500
39,600          Progress Software                                 722,700
69,500          Viewlogic System, Inc.*                         1,094,625
                                                                ---------
                                                                3,019,700

Electronics Components/Semiconductors- 3.5%
44,000          Cyrix Corporation*                                984,500
36,000          Electroglas, Inc.                                 738,000
23,400          Fusion Systems Corporation                        716,625
89,400          LTX Corporation                                   497,288
36,700          Watkins-Johnson Company                         1,110,175
                                                                ---------
                                                                4,046,588

Office Equipment & Services- 0.5%
25,300          American Business Products                        610,362

Instrumentation- 0.9%
70,700          Molecular Dynamics Inc.*                        1,060,500

                   See Notes to Financial Statements.

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997
                                                                Market
                                                                Value
Shares                                                          (Note 2)
Telecommunication Equipment- 3.1%
34,400          Cellstar Corporation                         $  1,053,500
33,200          Commnet Cellular, Inc.                            908,850
42,800          Proxim, Inc.*                                   1,080,700
26,000          Spectrian Corporation                             494,000
                                                                ---------
                                                                3,537,050

UTILITIES- 3.6%

Electric Utility- 2.4%
33,400          Central Hudson Gas & Electric                   1,081,325
27,100          Northwestern Public Service Company             1,026,413
42,900          Tucson Electric Power Company*                    643,500
                                                                ---------
                                                                2,751,238

Natural Gas- 1.2%
17,200          Kinder Morgan Energy Partners, Inc.               797,650
34,199          SEMCO Energy, Inc.                                607,023
                                                                ---------
                                                                1,404,673

Total Common Stocks (cost $ 98,766,831)                       112,867,257

Principal
Amount                                                            Value
(000)                                                            (Note 2)
U.S. Treasury Bills- 0.6%
700             U.S. Treasury Bills     5.03%  9/11/97            688,373
  Total U.S. Treasury Bills (cost $ 688,484)                      688,373

Repurchase Agreements- 4.3%
4,923           Repurchase agreement with Lehman Brothers,      4,923,000
                Inc., dated 5/16/97, 5.37%, due 5/19/97
                (Footnote A)
  Total Repurchase Agreements (cost $ 4,923,000)                4,923,000

Total Investments- 102.3% (cost $104,378,315)                 118,478,630

Liabilities in excess of other assets- (2.3%)                  (2,695,778)

NET ASSETS- 100.0%                                       $    115,782,852


Footnote A
      Collateralized by $4,840,000 U.S. Treasury Note, 7.50%, due 11/15/01 with a value of $5,023,987.

* Non-income producing security.

                              See Notes to Financial Statements

Pilot Small Capitalization Equity Fund
Portfolio of Investments
May 16, 1997

                        Number of
                        Contracts       Settlement              Unrealized
Type                    Long (a)        Month                   Gain or ( Loss)
Futures Contracts
S & P Midcap Index        32            June 97                 $       9,830
S&P 500                    7            June 97                       132,705
                                                                $     142,535



 (a) Each S&P Midcap Index and S&P 500 contract represents $50,000 in notional par value. The total notional amount and net market value for the contracts shown above are $1,950,000 and $7,236,178, respectively. The determination of notional amounts does not consider market risk factors and therefore notional amounts as presented here are indicitive only of volume of activity and not a measure of market risk.

                        See Notes to Financial Statements

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)
COMMON STOCK - 102.6%
AUSTRALIAN DOLLAR - 2.9%
Broadcasting & Publishing - 0.3%
565,000	                                               News Corp. Ltd.                             $  2,524,444

Diversified Operations - 0.5%
180,000	                                               Brambles Industries Ltd.                       3,297,678

Energy Sources - 0.6%
309,000 	                                       Broken Hill Proprietary Co. Ltd.               4,472,382

Food Products and Services - 0.6%
1,375,000                                              Woolworths Limited                             4,312,728

Leisure & Tourism - 0.5%
2,000,000                                              Sydney Harbour Casino Holdings Ltd.*           3,454,055

Metal-Non Ferrous - 0.4%
2,070,000                                              M.I.M. Holdings Ltd.                           2,917,670

                                                                                                     20,978,957

AUSTRIAN SCHILLING - 0.9%
Machinery & Engineering - 0.5%
20,000	                                               VA Technologies A.G.                           3,326,511

Metals & Mining - 0.4%
75,000                                                 Radex-Heraklith Indutriebeteiligungs AG	      3,170,183

			                                                                              6,496,694

BRAZILLIAN REAL - 0.7%
Beverage & Tobacco- 0.2%
2,150,000                                              Cia Cervejaria Brahma                          1,551,381

Energy Sources - 0.2%
6,800,000                                              Petroleo Brasiliero S.A.	                      1,503,869

Electric Utility - 0.2%
2,682,000                                              Light Participacoes, Rights                    1,226,501

Home Appliances - 0.1%
5,250,000                                              Brasmotor S.A.                                 1,131,557

                                                                                                      5,413,308

BRITISH POUND STERLING - 14.5%
Advertising- 0.8%
1,425,000                                              WPP Group PLC                                  5,845,261

                                              See Notes to Financial Statements



PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)
COMMON STOCKS (continued)
BRITISH POUND STERLING (continued)
Air Transportation - 0.6%
220,000                                                British Aerospace PLC                       $   4,580,579

Banking - 1.7%
750,000                                                Royal Bank of Scotland Group PLC                5,102,860
457,512                                                Standard Chartered PLC                          7,491,759

                                                                                                      12,594,619

Business & Public Services - 0.6%
399,000                                                Reuters Holdings PLC                            4,393,863

Chemicals - 0.7%
325,000                                                BOC Group PLC                                   5,425,652

Commercial Services - 0.7%
1,085,000                                              Inchcape PLC                                    5,276,762

Electrical & Electronics - 0.8%
1,676,000                                              Astec (BSR) PLC                                 4,061,786
208,788                                                Premier Farnell PLC                             1,612,013

                                                                                                       5,673,799
Energy Sources - 1.5%
195,000                                                British-Borneo Petroleum Syndicate PLC          4,023,338
343,000                                                Shell Transport & Trading Co.                   6,560,218

                                                                                                      10,583,556

Financial Services - 1.0%
1,250,000                                              Invesco PLC                                     7,041,250

Food & Household Products - 0.8%
390,450                                                Reckitt & Coleman PLC                           5,843,768

Health & Personal Care - 1.9%
416,178                                                SmithKline Beecham PLC                          7,179,513
200,000                                                Zeneca Group PLC*                               6,446,838

                                                                                                      13,626,351

Leisure & Tourism - 1.5%
405,381                                                Granada Group PLC                               6,140,256
650,000                                                Rank Group PLC                                  4,768,400

                                                                                                      10,908,656


                                              See Notes to Financial Statements

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)
COMMON STOCKS (continued)
BRITISH POUND STERLING (continued)
Multi-Industry - 0.6%
567,638                                                Morgan Crucible Co., PLC 		   $   4,206,020

Telecommunications - 1.3%
500,000                                                Azlan Group PLC		                       4,892,031
961,500                                                Securicor PLC		                       4,628,902

                                                                                                       9,520,933

                                                                                                     105,521,069

CANADIAN DOLLAR - 0.9%
Energy Sources - 0.3%
70,000                                                 Renaissance Energy Ltd.*                        2,086,646

Manufacturing/Consumer Goods - 0.3%
85,000                                                 United Dominion Industries, Ltd.                2,232,956

Telecommunications/Equipment - 0.3%
30,000                                                 Northern Telecom Ltd.                           2,359,928
                                                                                                       6,679,530

Finnish Markka - 0.5%
Forest Products & Paper--0.5%
370,000                                                Enso Gutzeit OY*                                3,403,833

French Franc - 9.2%
Beverages & Tobacco--0.7%
20,000                                                 LVMH (Moet HennessyLouis Vuitton)               5,215,047

Broadcasting & Publishing - 0.5%
33,000                                                 Societe Television Francaise                    3,429,209

Business Services - 0.5%
26,000                                                 Cie Generale Des Eaux                           3,713,268
26,000                                                 Cie Generale Des Eaux, Warrants                    17,997
                                                                                                       3,731,265

Drugs - 0.5%
30,000                                                 Synthelabo                                      3,758,829

Electrical & Electronic - 1.0%
61,000                                                 Alcatel Alsthom                                 7,343,648


                                              See Notes to Financial Statements

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)
COMMON STOCKS (continued)
FRENCH FRANC (continued)
Energy Sources - 0.9%
60,000                                                 Societe Elf Aquitaine S.A.                  $   6,319,039

Food & Household Products - 0.4%
17,058                                                 Groupe Danone                                   2,756,033

Health & Personal Care - 0.8%
15,000                                                 L'Oreal, S.A.                                   5,748,643

Insurance - 0.5%
50,000                                                 AXA-UAP                                         3,283,061

Leisure & Tourism - 1.0%
47,941                                                 Accor S.A.                                      7,376,102

Manufacturing - Consumer Goods - 0.4%
22,000                                                 BIC                                             3,388,729

Merchandising - 1.5%
20,231                                                 Castorama Dubois Investments                    3,013,433
21,000                                                 Promodes                                        7,783,142
                                                                                                      10,796,575

Office Equipment & Services - 0.5%
50,000                                                 Strafor-Facom S.A.                              3,671,211
                                                                                                      66,817,391

German Deutschemark - 6.5%
Banking - 0.7%
87,900                                                 Deutsche Pfandbrief & Hypothekenbank A.G.       5,110,933

Chemicals - 2.9%
100,000                                                Bayer A.G.                                      3,878,291
120,000                                                Degussa                                         5,401,273
75,000                                                 Henkel Kgaa-Vorzug                              4,183,773
200,000                                                Hoechst A.G.                                    7,962,008
                                                                                                      21,425,345

Computer Software - 1.1%
40,000                                                 SAP A.G.                                        7,567,686


                                              See Notes to Financial Statements

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)
COMMON STOCKS (continued)
GERMAN DEUTSCHEMARK (continued)
Health & Personal Care - 1.0%
100,000                                                Gehe, A.G.                                  $   6,906,546

Machinery & Engineering - 0.8%
5,000                                                  Mannesmann A.G.                                 2,120,664
10,000                                                 GEA, A.G.                                       3,972,740
                                                                                                       6,093,404
                                                                                                      47,103,914

Hong Kong Dollar - 5.8%
Banking - 1.6%
409,400                                                HSBC Holdings PLC                              11,638,944

Construction - 0.2%
500,000                                                Cheung Kong Infrastructure Holdings*            1,440,847

Multi-Industry - 1.8%
310,000                                                China Resources Enterprises Ltd.                  865,284
790,000                                                Hutchison Whampoa Ltd.                          6,278,346
590,000                                                Swire Pacific, Class A                          4,765,134
1,270,000                                              Guangdong Investment                            1,198,035
                                                                                                      13,106,799

Real Estate - 2.2%
1,000,000                                              New World Developments                          6,293,207
400,000                                                Sun Hung Kai Properties, Ltd.                   4,845,898
1,290,000                                              Wharf Holdings                                  5,100,987
                                                                                                      16,240,092
                                                                                                      42,426,682
INDONESIAN RUPIAH - 0.6%
Beverages & Tobacco - 0.3%
464,000                                                Gudang Garam                                    1,852,000

Food Products & Services - 0.2%
580,000                                                Indofood Sukses Makmur (Foreign Shares)         1,202,134

Real Estate - 0.1%
850,000                                                Kawasan Industri Jababeka                       1,029,140
                                                                                                       4,083,274


                                              See Notes to Financial Statements

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)
COMMON STOCKS (continued)
IRISH PUNT - 0.5%

Building Materials & Components--0.5%
 408,991                                               CRH PLC (Dublin Registered)                 $3,912,022

Italian Lira - 2.0%
Energy Sources--0.4%
 600,000                                               ENI S.p.A.                                   3,240,915

Multi-Industry--0.1%
 1,300,000                                             Seat S.p.A.*                                 374,817

Telecommunications--1.1%
 1,700,000                                             Societa' Finanziaria Telefonica S.p.A.       8,511,439

Utilities-Electric & Gas--0.4%
 200,000                                               Edison S.p.A.                                954,688
 500,000                                               Italgas S.p.A.                               1,716,764
                                                                                                    2,671,452
                                                                                                   14,798,623

Japanese Yen - 22.4%
Appliances & Household Durables- 1.6%
 456,000                                               Sharp Corp.                                  6,484,630
 1,120,000                                             Sanyo Electric Co. Ltd.                      4,836,419
                                                                                                   11,321,049
Automobiles - 0.9%
 200,000                                               Toyota Motor Corp.                           6,191,198

Banking - 1.1%
 240,000                                               Sanwa Bank Ltd.                              3,142,423
 200,000                                               Fuji Bank                                    2,653,371
 137,000                                               Bank of Toyko - Mitsubishi                   2,506,568
                                                                                                    8,302,362

Broadcasting & Publishing - 1.0%
 500,000                                               Toppan Printing Co. Ltd.                     7,587,253

Building Materials & Components - 0.2%
 164,000                                               INAX Corp.                                   1,167,518

Business & Public Services - 0.9%
 95,000                                                Secom Co., Ltd.                               6,754,823

                        See Notes to Financial Statements.


PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)

Common Stocks (continued)
Japanese Yen (continued)
Chemicals- 1.9%
 860,000                                               Asahi Chemical Industry Co. Ltd.             $5,234,944
 900,000                                               Dainippon Ink & Chemicals, Inc.               3,589,855
 230,000                                               Shin-Etsu Chemical                            5,245,176
                                                                                                    14,069,975

Computers / Integrated Systems - 0.8%
 520,000                                               Fujitsu Ltd                                   6,132,235

Electrical & Electronic- 2.2%
 650,000                                               Citizen Watch Co.                             5,196,618
 510,000                                               Hitachi Ltd.                                  5,439,410
 300,000                                               Matsushita Electric Industries                5,696,943
                                                                                                    16,332,971

Electrical Components & Instruments - 1.2%
300                                                    Keyence Corp.                                 42,402
 120,000                                               Nikon Corp.                                   1,924,994
 82,000                                                TDK Corp.                                     6,434,858
                                                                                                     8,402,254
Food & Household Products - 0.4%
 194,000                                                House Foods Industry 	                     3,196,185

Health & Personal Care - 1.5%
 423,000                                                KAO Corp.                                    5,758,595
 266,000                                                Daiichi Pharmaceutical Co., Ltd.             4,889,833
                                                                                                    10,648,428

Industrial Components - 0.6%
 400,000                                                NGK Spark Plug Co.                           4,370,258

Insurance - 0.7%
 400,000                                                Tokio Marine & Fire Insurance Co.            4,890,526

Machinery & Engineering - 0.9%
 885,000                                                Mitsubishi Heavy Industries Ltd.              6,576,587

Merchandising- 2.1%
 140,000                                                Ito Yokado                                    8,145,675
 320,000                                                Marui Co., Ltd.                               6,076,739
 36,400                                                 York-Benimaru Co.                             1,117,329
                                                                                                     15,339,743
                   See Notes to Financial Statements.                                                15,339,743

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)


Common Stocks (continued)
Japanese Yen (continued)
Office Equipment- 1.6%
 229,900                                                Canon Sales Co., Inc.                        $5,382,441
 480,000                                                Ricoh Co., Ltd.                               6,201,604
                                                                                                      -----------
                                                                                                      11,584,045

Recreation & Other Consumer Goods - 0.6%
 225,000                                                Shimano, Inc.                                 4,428,788

Steel - 0.7%
 1,650,000                                              Nippon Steel                                  5,279,427

Telecommunications - 0.1%
 41,000                                                 Nippon Comsys Corp.                           551,051

Tools-Hand/Machine - 0.6%
 260,000                                                Mori Seiki Co.                                4,193,366

Transportation-Road/Rail - 0.8%
 674,000                                                Nippon Express Co., Ltd. 		      5,546,291
                                                                                                      -----------
                                                                                                      162,866,333

Malaysian Ringgit - 0.9%
Banking- 0.1%
 440,000                                                Public Bank Berhad                            744,099

Electric Utility - 0.1%
 200,000                                                Tenaga Nasional Berhad                        893,885

Leisure & Tourism - 0.3%
 330,000                                                Genting Berhad 	                              1,740,660

Machinery & Engineering - 0.3%
 300,000                                                United Engineers (Malaysia) Ltd.              2,053,520

Multi-Industry - 0.1%
 260,000                                                Sime Darby Berhad                             811,342
                                                                                                      -----------
                                                                                                      6,243,506

Mexican Peso - 0.2%
Banking - 0.2%
 745,000                                                Grupo Financiero Banamex Accival, S.A.*       1,708,847

                    See Notes to Financial Statements.


PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)


Common Stocks (continued)
Netherlands Guilder- 7.8%
Appliances & Household Durables- 0.9%
 115,760                                                Philips Electronics, (NV)                    $6,728,434

Broadcasting & Publishing- 1.1%
 61,469                                                 Wolters Kluwer (CVA)                           7,745,960

Business & Public Services - 2.3%
 248,128                                                Getronics (NV)	                               7,999,300
 92,000	                                                Randstad Holdings (NV)                         8,984,804
                                                                                                       ----------
                                                                                                      16,984,104

Energy Sources - 0.7%
 25,000                                                 Royal Dutch Petroleum Co. (NV)                 4,745,218

Financial Services - 0.3%
 50,000                                                 ING Groep (NV)	                               2,092,359


Food Products & Services- 2.5%
 48,000                                                 Nutricia Verenigoe Bedrijven (NV)              7,452,473
 139,543                                                Koninklijke Ahold NV                          10,770,435
                                                                                                     ------------
                                                                                                      18,222,908
                                                                                                      -----------
                                                                                                      56,518,983

Norwegian Krone - 0.4%
Machinery & Engineering - 0.4%
 25,074                                                 Kvaerner Industries, A.S. Class A              1,364,779
 28,000                                                 Kvaerner Industries, A.S. Class B              1,402,833
                                                                                                      ----------
                                                                                                       2,767,612
Philippine Peso - 0.6%
Banking - 0.1%
 134,062                                                Philippine National Bank*                        818,508

Utilities-Electric & Gas - 0.2%
 203,450                                                Manila Electric Co., Class B                     918,109

Real Estate- 0.3%
 1,483,750                                              Ayala Land, Inc. Class B                       1,040,931
 5,000,000                                              Prime Holdings, Inc.                           1,270,382
                                                                                                       2,311,313
                                                                                                       ---------
                                                                                                       4,047,930
                      See Notes to Financial Statements.                                               ---------


PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)

Common Stocks (continued)
Polish Zloty - 0.2%
Engineering - 0.2%
 285,600                                                Mostosal-Export SA	                      $1,098,371

Portuguese Escuda - 0.6%
Banking - 0.1%
 40,000  	                                        Banco Espirito Santo*		                 836,798

Building Materials & Components - 0.1%
 44,000                                                 Corticeira Amorim, S.A.                          412,770

Construction & Housing - 0.1%
 62,000                                                 Engil-SGPS                                       750,303

Food & Household Products - 0.1%
 12,000                                                 Estabelecimentos Jeronimo Martins & Filho        814,752

Insurance - 0.1%
 32,600                                                 Companhia de Seguros Tranquilidade               707,985

Retail / Hypermarkets- 0.1%
 13,000                                                 Inparsa Industry                                 109,454
 26,000                                                 Sonae BR                                         944,845
                                                                                                         -------
                                                                                                       1,054,299
                                                                                                      ----------

Singaporean Dollar - 2.5%
Banking- 0.5%
 290,687                                                Development Bank of Singapore, Ltd. 	       3,674,186

Beverages & Tobacco - 0.4%
 43,200                                                 Fraser & Neave, Warrants, 5/7/98 *               124,291
 300,000                                                Fraser & Neave                                 2,409,218
                                                                                                       ----------
                                                                                                       2,533,509

Broadcasting & Publishing - 0.3%
 120,000                                                Singapore Press Holdings                       2,363,128

Multi-Industry- 0.8%
 562,500                                                Keppel Corp. Ltd.                              2,730,010
 1,200,000                                              Singapore Technologies Industrial Corp.        3,268,156
                                                                                                       ---------
                See Notes to Financial Statements.                                                     5,998,166


PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)

Common Stocks (continued)
Singaporean Dollar (continued)
Real Estate- 0.5%
 375,000                                                City Developments                            $ 3,325,768
                                                                                                      17,894,757

Spanish Peseta - 2.8%
Energy Sources - 0.7%
 125,000                                                Respol S.A.                                    5,246,956

Utilities-Electric & Gas - 2.1%
 47,000                                                 Gas Natural SDG, S.A.                          9,091,575
 76,000                                                 Empresa Nacional de Electricidad, S.A.         5,875,191
                                                                                                      ----------
                                                                                                      14,966,766
                                                                                                      -----------
                                                                                                      20,213,722
Swedish Krona - 3.7%
Banking - 0.6%
 200,000                                                Sparbanken Sverige AB	                       4,000,749

Machinery & Engineering - 1.2%
 288,000                                                Atlas Copco Atiebolag, Class A                 7,989,955
 42,000                                                 Atlas Copco Atiebolag, Class B                 1,159,693
                                                                                                      -----------
                                                                                                       9,149,648


Medical Instruments - 0.4%
 165,000                                                Getinge Industrier AB - Class B                2,965,145

Steel / Producers - 0.2%
 71,600                                                 Svenskt Stal AB                                1,368,374


Telecommunications - 1.0%
 200,000                                                Tlelfonaktiebolaget LM Ericsson                7,070,177

Wholesale Distribution - 0.3%
 110,000                                                Dahl International AB	                       2,294,200
                                                                                                       ----------
                                                                                                       26,848,293

Swiss Franc - 5.9%
Business & Public Services- 1.0%
 21,000                                                 Adecco S.A.*                                   7,368,437

Electrical & Electronics - 0.8%
 4,000 	                                                ABB A.G.                                       5,554,863

               See Notes to Financial Statements.


PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)

Common Stocks (continued)
Swiss Franc (continued)
Food & Household Products- 0.7%
 3,856                                                  Nestle, S.A. 	                              $5,045,168

Health & Personal Care - 1.7%
970                                                     Roche Holdings, Warrants*                     83,038
 1,300                                                  Roche Holdings, A.G.                          12,360,697
                                                                                                      -----------
                                                                                                      12,443,735

Pharmaceuticals - 1.7%
 9,000                                                  Novartis AG                                   12,752,088
                                                                                                      -----------
                                                                                                      43,164,291

Thai Baht - 0.3%
Banking - 0.2%
 160,000                                                Bangkok Bank                                   1,212,213

Utilities-Electric & Gas - 0.1%
 440,000                                                Electricity Generating PCL                       867,412
                                                                                                     -----------
                                                                                                       2,079,625

Turkish Lire - 0.4%
Appliances & Household Durables - 0.1%
 4,818,325                                              Arcelik, A.S.                                    687,536

Building Materials & Components - 0.2%
 16,579,162                                             Trakya Cam SananyII A.S.                         622,871
 10,000,000                                             Baticim Bati Anadolu Cimento Sanayii S.A.      1,083,737
                                                                                                        ---------
                                                                                                       1,706,608

Food & Household Products - 0.1%
 704,700                                                Migros Turk T.A.S.                               814,623
                                                                                                       3,208,767

United States Dollar - 9.1%
Banking - 0.8%
 51,400                                                 Banco Frances del Rio De la Plata S.A. (ADR)   1,542,000
 50,300                                                 Banco de Santiago (ADR)                        1,207,200
 220,000                                                Cho Hung Bank (GDS)*                           1,048,784
 30,000                                                 OTP Bank (GDR)                                   713,712
 65,300                                                 State Bank of India (GDR)*                     1,557,405
                                                                                                       ----------
                 See Notes to Financial Statements.                                                    6,069,101

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)


Common Stocks (continued)
United States Dollar (continued)
Beverages & Tobacco- 0.2%
 72,000                                                 Embotelladora Andina S.A. (ADR)              $ 1,494,000

Broadcasting & Publishing - 0.2%
 63,300                                                 Grupo Televisa (GDR)*                          1,550,850

Closed-end Mutual Funds - 0.5%
 164,777                                                Korea Fund, Inc.                               1,977,324
 80,000                                                 Morgan Stanley India Investment Fund, Inc.       870,000
 80,000                                                 R.O.C. Taiwan Fund, Inc.                       1,000,000
                                                                                                       ---------
                                                                                                       3,847,324

Electrical & Electronics - 0.5%
 190,000                                                Elektrim, S.A. (ADR)  	                       1,567,500
 718                                                    Samsung Electric  (GDR)*                      36,618
 46,873                                                 Samsung Electric Co. (NV) (GDR)                1,218,698
 58,000	                                                Siliconware Precision SP (GDR)	               1,026,600
                                                                                                      -----------
                                                                                                       3,849,416

Energy Sources - 0.2%
 59,550                                                 YPF Sociedad Anonima (ADR)                     1,726,950

Financial Services - 0.2%
 78,960                                                 Credicorp Ltd.                                 1,668,030

Health & Personal Care - 2.1%
 11,000                                                 Egis Rt. (EDR)*                                  642,763
 260,000                                                Fresenius Medical Care AG (ADR)*               7,475,000
 30,000                                                 Gedeon Richter (ADR)                           2,407,200
 69,600                                                 Kimberly-Clark de Mexico S.A. (ADR)            1,287,747
 50,000                                                 Luxottica Group S.p.A. (ADR)*                  3,162,500
                                                                                                       ----------
                  See Notes to Financial Statements.                                                  14,975,210

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)




Common Stocks (continued)
United States Dollar (continued)
Metal-Non Ferrous- 0.4%
 35,000                                                 Hindalco Industries Ltd. (GDR)*             $ 1,102,500
 50,000                                                 Impala Platinum Holdings (ADR)                  508,435
 434,000                                                Siderurgica Venezolana (ADR)                  1,434,457
                                                                                                      ---------
                                                                                                      3,045,392
Multi-Industry - 0.9%
 80,000                                                 Barlow, Ltd. (ADR)                              883,224
 115,000                                                Cemex S.A. (ADR) *                              816,109
 60,000                                                 Cemex S.A. Toumex (ADR) Class B                 473,700
 65,500	                                                Chilectra S.A.(ADR)                           1,606,761
 72,000	                                                Corimon C.A. (ADR)*                              63,000
 56,107                                                 Desc, S.A. de C.V. (ADR) *                    1,493,849
 105,000                                                Grupo Industrial Maseca S.A. (ADR)            1,588,125
                                                                                                     -----------
                                                                                                      6,924,768

Recycling - 0.6%
 320,000                                                Philip Environmental                          4,080,000

Telecommunications - 1.2%
 55,000                                                 CIA Telecom Chile (ADR)                       1,766,875
 33,000	                                                Northern Telecom Ltd                          2,586,375
 11,700	                                                Philippine Long Distance Telephone Co. (ADR)    640,575
 31,730	                                                Telecom Argentina Stet (ADR)                  1,649,960
 54,000	                                                Telefonica del Peru S.A. (ADR)                1,282,500
 60,000	                                                Videsh Sanchar (GDR)                          1,141,500
                                                                                                      ---------
                                                                                                      9,067,785

Utilities-Electric & Gas - 1.1%
 36,000                                                 BSES Ltd. (GDR)                                 722,210
 88,220                                                 Empresa Nacional de Electricidad, S.A. (ADR)  2,263,680
 58,000                                                 Hub Power Co. (GDR) *                         1,358,638
 62,600	                                                Korea Electric (ADR)                          1,001,600
 38,350  	                                        Manila Electric Co. (GDR)                     1,313,487
 98,000  	                                        Transportadora de Gas Del Sur (ADR)           1,237,250
                                                                                                      ----------
                                                                                                      7,896,865
                                                                                                      ----------
                                                                                                     66,195,691

   Total Common Stocks (cost $615,446,230)                                                          747,068,932

                  See Notes to Financial Statements.

PILOT INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------------------------------
Portfolio of Investment
May 16, 1997

_____________________________________________________________________________________________________________
Shares or                                                                                            Value
Principal Amount                                       Description                                 (Note 2)

Convertible Bonds- 0.1%
Japanese Yen- 0.1%
Electronics--0.1%
 120,000,000  	                                        Fuji International Finance, 0.25%, 1/31/02    $ 991,112

    Total Convertible Bonds (cost $1,064,679) 			                                         991,112

Preferred Stocks - 0.2%
Brazilian Real- 0.2%
Banking-0.2%
 4,450,000                                              Telecomunicacoes de Sao Paulo                  1,392,822

   Total Preferred Stocks (cost $1,051,642)                                                            1,392,822
   Total Investments (cost $617,562,551)                                                             749,452,866

Other assets and liabilities- (2.9%)                                                                 (21,130,167)

Net Assets--100.0%                                                                                  $728,322,699

*   Non-income producing security.

** Represents cost for financial reporting puposes and differs from cost for federal income tax puposes by the amount of losses recognized for financial reporting purposes of  $xxx,xxx, Cost for tax purposes differs from value by net unrealized appreciation from investments as follows:

Gross unrealized appreciation from investments
Gross unrealized depreciation from investments

Net unrealized appreciation                      $                       -

ADR--American Depository Receipt.
GDR--Global Depository Receipt.
GDS--Global Depository Shares.

                     See Notes to Financial Statements.


PILOT INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
Portfolio of Investments

May 16, 1997

--------------------------------------------------------------------------------------------------------------------
                                                                                                        Unrealized
                                                                  Value on                             Appreciation
Forward Foreign Currency Exchange Contracts      Expiring      Settlement Date      Current Value     (Depreciation)
CURRENCY SOLD:

German Marks                                      6/20/97       $ 20,931,724        $ 21,268,625       $   (336,901)
Japanese Yen                                      6/20/97         69,987,289          76,593,672         (6,606,383)
Thai Baht                                         5/21/97          3,313,421           3,305,345              8,076
                                                                ------------        ------------        ------------

                                                                $ 94,232,434        $101,167,642       $ (6,935,208)
--------------------------------------------------------------------------------------------------------------------

CURRENCY PURCHASED:
French Franc                                      5/30/97       $ 10,375,860        $ 10,429,142       $     53,282
German Marks                                      5/20/97         11,417,124          11,425,865              8,741
                                                                ------------        ------------       ------------
                                                                $ 21,792,984        $ 21,855,007       $     62,023

 The Pilot Funds
 Statements of Assets and Liabilities
 May 16,1997

                                                 U.S. Government    Small Capitalization   International
                                                 Securities Fund    Equity Fund            Equity Fund
 Assets
 Investment in securities, at value               $147,133,289          $113,555,630       $749,452,866
 Repurchase agreements, at cost                     2,121,000             4,923,000            -
 Total (cost $104,378,315; 149,222,562;
   617,562,551 respectively)                       149,254,289           118,478,630        749,452,866

 Cash                                                    1,993               448,411           -
 Foreign currency at value                               -                     -                 41,172
 Dividends receivable                                    -                    37,303          2,171,909
 Interest receivable                                 1,630,899                 -                 10,573
 Foreign taxes receivable                                -                     -                645,297
 Receivable for Portfolio shares sold                      100                59,850             99,184
 Receivable from investment adviser                      -                     7,157           -
 Receivable from brokers from investments
    sold                                                 -                     -              7,004,997
 Receivable for forward foreign currency
   exchange contracts                                                                            61,358
 Deferred organization costs                             -                     -                    745
 Other assets                                             270                    331            187,684
                                                           -                   -
 Total Assets                                      150,887,551           119,031,682        759,675,785

 Liabilities
 Due to custodian bank                                    -                    -              1,488,711
 Advisory fees payable                                  29,708                 -                282,961
 Administration fees payable                            10,416                 2,847             49,364
 Distribution expenses payable (Class A Shares)            104                   400                270
 Distribution expenses payable (Class B Shares)            762                 1,328              3,319
 Payable to brokers for investments purchased             -                  445,881         21,841,522
 Payable for forward foreign currency exchange
   contracts                                              -                    -              6,934,543
 Dividends payable                                     422,782                 -                  -
 Payable for Portfolio shares redeemed                    -                2,709,902            469,861
 Custodian fees payable                                  3,084                 1,362             77,987
 Net variation margin on open futures contracts           -                   64,178              -
 Other accrued expenses                                 75,435                22,932            204,548

 Total Liabilities                                     542,291             3,248,830         31,353,086

 Net Assets                                      $ 150,345,260         $ 115,782,852       $728,322,699

 Net Asset Value, Offering Price and Redemption
   Price per Share ($1.00, $1.00 and $.001 par
   value respectively, unlimited number of
   shares authorized):
 Pilot Shares:
    Net assets                                  $  148,082,284         $ 109,450,403       $701,032,760
    Shares of beneficial interest issued and
      outstanding                                   14,529,997             9,065,316         38,039,778
    Net asset value                             $        10.19         $       12.07       $      18.43

 Class A Shares:
    Net assets                                  $      733,984         $   3,697,466       $ 26,729,575
    Shares of beneficial interest issued and
      outstanding                                       71,959               306,758          1,463,251
    Net asset value                             $        10.20         $       12.05       $      18.27
     Sales charge-4.50%, 4.50% and 4.50%
       respectively                                       0.48                  0.57               0.86
    Maximum offering price                      $        10.68         $       12.62       $      19.13

 Class B Shares:
    Net assets                                  $    1,528,992         $   2,634,983       $    560,364
    Shares of beneficial interest issued and
       outstanding                                     150,064               219,116             30,587
    Net asset value                             $        10.19         $       12.03       $      18.32

 Composition of Net Assets:
 Shares of beneficial interest, at par          $   14,752,020         $   9,591,190       $     39,534
 Additional paid-in capital                        134,912,454            93,427,664        590,494,991
 Undistributed net investment income                    22,072                   890          2,415,558
 Accumulated undistributed net realized gains
  (losses) from investment and futures
     transactions                                      626,987            (1,479,742)        24,057,165
 Accumulated undistributed net realized losses
     from foreign currency transactions                  -                     -            (13,496,832)
 Net unrealized appreciation from investments
     and futures                                        31,727            14,242,850        145,528,444
 Net unrealized depreciation from translation
     of assets and liabilities denominated in
     foreign currencies                                  -                     -            (20,716,161)
 Net Assets, May 16, 1997                       $  150,345,260          $115,782,852       $728,322,699

 See Notes to Financial Statements.

 The Pilot Funds
 Statements of Operations
 For the period ended May 16, 1997




                                           U.S. Government         Small Capitalization        International
                                           Securities Fund              Equity Fund             Equity Fund
                                           ----------------        --------------------       --------------
 Investment Income:
 Dividends                                       $6,646,384                 $  933,976         $  7,926,604
 Interest                                                 -                    150,185              802,520
 Foreign tax withholding                                  -                          -             (786,594)
 Total Income                                     6,646,384                  1,084,161            7,942,530

 Expenses:
 Advisory fees                                      552,504                    731,622            3,861,385
 Administration fees                                117,089                     78,360              530,382
 Distribution expenses
   (Class A Shares)                                   1,701                      5,816               47,496
 Distribution expenses
    (Class B Shares)                                 11,063                     17,260                3,286
 Accounting fees                                     12,831                      8,555               57,919
 Audit fees                                          26,240                     29,254               66,885
 Transfer agent fees and expenses                    24,130                     54,616              171,149
 Custodian fees and expenses                          9,220                      9,936              665,565
 Reports to shareholders                              3,030                     24,438              125,805
 Registration fees                                   13,950                     58,791               91,602
 Amortization of organization expenses               13,662                      2,660               37,697
 Legal fees                                           7,596                      2,414               33,331
 Trustees' fees                                       3,560                      2,696               20,064
 Other expenses                                       3,372                      5,613               25,856
 Total Expenses                                     799,948                  1,032,031            5,738,422
 Less: Fee waivers and expense reimbursements
    by advisor, administrator, and distributor     (125,674)                  (312,289)                   -
 Net Expenses                                       674,274                    719,742            5,738,422
 Net Investment Income                            5,972,110                    364,419            2,204,108

 Realized and Unrealized Gains (Losses)
    from Investments:
 Net realized losses from investment
   and futures transactions                         923,301                 (1,681,500)          28,301,833
 Net realized losses from foreign currency
   transactions                                           -                          -          (15,093,732)
 Net change in unrealized appreciation
   from investments and futures                   1,508,806                 13,621,363           80,091,698
 Net change in unrealized depreciation from
   translation of assets and liabilities
   denominated in foreign currencies                      -                         -           (21,403,153)
 Net Realized and Unrealized Gains from
   Investments                                    2,432,107                11,939,863            71,896,646

 Net Increase in Net Assets
    Resulting from Operations                   $ 8,404,217               $ 12,304,282          $74,100,754

 See Notes to Financial Statements.

 The Pilot Funds
 Statements of Changes in Net Assets


                                            U.S. Government             Small Capitalization                International
                                            Securities Fund                  Equity Fund                    Equity Fund
                                                                                    December 12,
                                    For the period  For the year    For the period   1995 through     For the period  For the year
                                        ended          ended             ended     August 31, 1996        ended          ended
                                     May 16, 1997  August 31, 1996    May 16, 1997       (a)           May 16, 1997  August 31, 1996

 Increase (Decrease) in Net Assets
 Operations:
   Net investment income              $5,972,110     $ 7,859,179       $ 364,419      $ 321,840          $ 2,204,108    $ 3,316,017
   Net realized gains from
      investment and futures
      transactions                       923,301       6,920,545      (1,681,500)       581,207           28,301,833      8,391,035
   Net realized gain (loss) from
      foreign currency transactions          -            -              -                 -             (15,093,732)    15,336,402
   Net change in unrealized
      appreciation (depreciation)
      from investments and futures     1,508,806      (9,917,288)     13,621,363        621,487           80,091,698     38,713,502
 Net change in unrealized depreciation
      from translation of assets and
      liabilities denominated in
      foreign currencies                     -            -              -                 -             (21,403,153)   (19,628,913)
   Net increase in net assets
      resulting from operations        8,404,217       4,862,436      12,304,282      1,524,534           74,100,754     46,128,043

 Dividends to shareholders from net
   investment income:
   Pilot Shares                       (5,885,069)     (7,807,800)       (361,933)      (310,641)          (6,573,825)   (11,112,928)
   Class A Shares                        (36,240)        (17,876)         (8,336)        (5,306)            (224,687)      (765,596)
   Class B Shares                        (50,801)        (33,503)           (591)        (1,071)              (3,305)         -
 Total dividends to shareholders
     from net investment income       (5,972,110)     (7,859,179)       (370,860)      (317,018)          (6,801,817)   (11,878,524)

 Dividends to shareholders from net
   realized gains:
   Pilot Shares                       (7,085,032)     (5,585,839)       (357,391)          -             (12,568,191)    (9,018,759)
   Class A Shares                        (55,087)         (6,785)        (12,306)          -                (530,391)      (648,034)
   Class B Shares                        (76,740)        (18,425)         (9,752)          -                  (8,620)         -
 Total dividends to shareholders
     from net realized gains          (7,216,859)     (5,611,049)       (379,449)          -             (13,107,202)    (9,666,793)

 Portfolio share transactions
   Proceeds from shares issued        24,856,233      35,505,082      41,498,279     75,500,924          143,162,653    215,676,940
   Dividends reinvested                  634,343         318,249         127,206         61,309           13,572,706     16,367,712
   Cost of shares redeemed           (17,296,033)    (17,773,679)    (12,369,674)    (1,796,681)         (88,537,960)   (41,530,325)
 Net increase in net assets
   from Portfolio transactions         8,194,543      18,049,652      29,255,811     73,765,552           68,197,399    190,514,327

 Total increase                        3,409,791       9,441,860      40,809,784     74,973,068          122,389,134    215,097,053
 Net Assets
 Beginning of period                 146,935,469     137,493,609      74,973,068          -              605,933,565    390,836,512

 End of period (b)               $   150,345,260    $146,935,469    $115,782,852   $ 74,973,068         $728,322,699   $605,933,565

 See Notes to Financial Statements.

 (a) Period from commencement of operations.

 (b) Includes undistributed Net Investment Income of $22,072, $22,072, $890, $7,331, $2,415,558, and $7,013,267, respectively.

THE PILOT FUNDS
FINANCIAL HIGHLIGHTS
PILOT U.S. GOVERNMENT SECURITIES FUND


                                              Period Ended May 16, 1997                   Year Ended August 31, 1996
                                        Pilot         Class A       Class B         Pilot           Class A         Class B
                                        Shares        Shares         Shares         Shares          Shares          Shares
Net Asset Value, Beginning of Period    $10.53      $   10.54    $   10.52     $     11.20     $     11.19     $     11.19

Investment Activities
    Net investment income                 0.41           0.39         0.34            0.61            0.59            0.51
    Net realized and unrealized
      gains from investments              0.17           0.17         0.18           (0.22)          (0.20)          (0.22)
    Total from Investment Activities      0.58           0.56         0.52            0.39            0.39            0.29

Distributions
    From net investment income           (0.41)         (0.39)       (0.34)          (0.61)          (0.59)          (0.51)
    From net realized gains              (0.51)         (0.51)       (0.51)          (0.45)          (0.45)          (0.45)
    Total distributions                  (0.92)         (0.90)       (0.85)          (1.06)          (1.04)          (0.96)
Net Asset Value, End of Period         $ 10.19       $  10.20    $   10.19        $  10.53      $    10.54    $      10.52

Total Return(d)                           5.62%          5.44%        4.99%            3.46%           3.44%           2.43%

Ratios/Supplemental Data:
    Net Assets at end of period (000)  $148,082      $   734     $  1,529         $145,066       $     632     $     1,237
    Ratio of expenses to average net
        assets(d)                         0.62%(e)     0.87%(e)      1.62%(e)         0.65%           0.85%           1.65%
    Ratio of net investment income to
        average net assets(d)             5.60%(e)     5.35%(e)      4.60%(e)         5.61%           5.44%           4.60%
    Ratio of expenses to average net
        assets assuming no waiver or
        expense reimbursement(d)          0.77%(e)     1.07%(e)      1.77%(e)         0.82%           1.07%           1.82%
    Ratio of net investment income to
        average net assets assuming
        no waiver or expense
        reimbursement(d)                  5.45%(e)     5.15%(e)        4.45%(e)        5.44%           5.22%           4.43%
    Portfolio turnover rate(f)           57.64%       57.64%          57.64%          87.18%          87.18%          87.18%

                                             Period Ended August 31,1995
                                           Pilot         Class A       Class B
                                        Shares (a)     Shares (b)    Shares (c)
 Net Asset Value, Beginning of Period  $  10.00       $  10.48     $   10.05

 Investment Activities
   Net investment income                   0.56           0.37          0.46
   Net realized and unrealized
      gains from investments               1.20           0.71          1.14
   Total from Investment Activities        1.76           1.08


Distributions
   From net investment income             (0.56)         (0.37)        (0.46)
   From net realized gains                  -              -              -
   Total distributions                    (0.56)         (0.37)        (0.46)

Net Asset Value, End of Period         $  11.20      $   11.19      $  11.19

Total Return(d)                           18.03%         10.41%        16.19%

Ratios/Supplemental Data:
   Net Assets at end of period (000)   $137,261      $    87        $    146
   Ratio of expenses to average net
     assets(d)                             0.62%(e)      0.82%(e)       1.62%(e)
   Ratio of net investment income
     to average net assets(d)              6.45%(e)      5.76%(e)       5.19%(e)
   Ratio of expenses to average net
     assets assuming no waiver or
     expense reimbursement(d)              0.87%(e)      1.12%(e)       1.87%(e)
   Ratio of net investment income to
     average net assets assuming
     no waiver or expense reimburse-
     ment(d)                              6.20%(e)      5.46%(e)       4.94%(e)
   Portfolio turnover rate(f)           132.00%       132.00%        132.00%

(a) Pilot Shares commenced activity November 7, 1994.
(b) Class A Shares commenced activity February 7, 1995.
(c) Class B Shares commenced activity November 10, 1994.
(d) Total return excludes sales charge of Class A Shares and Class
    B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(e) Annualized.
(f) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

THE PILOT FUNDS
FINANCIAL HIGHLIGHTS
PILOT SMALL CAPITALIZATION EQUITY FUND


                                                    Period Ended May 16, 1997            December 12, 1995 to August 31, 1996 (a)
                                              Pilot         Class A        Class B         Pilot           Class A      Class B
                                              Shares        Shares         Shares          Shares          Shares       Shares

Net Asset Value, Beginning of Period         $  10.65       $  10.64       $ 10.65           10.00         $  10.00    $   10.00

Investment Activities
    Net investment income (Loss)                 0.04           0.03         (0.03)           0.09             0.05         0.01
    Net realized and unrealized
      gains from investments and futures         1.47           1.46          1.46            0.64             0.64         0.65
    Total from Investment Activities             1.51           1.49          1.43            0.73             0.69         0.66

Distributions
    From net investment income                  (0.04)         (0.03)            -           (0.08)           (0.05)       (0.01)
     From net realized gains                    (0.05)         (0.05)        (0.05)              -                -            -
    Total distributions                         (0.09)         (0.08)        (0.05)          (0.08)           (0.05)       (0.01)

Net Asset Value, End of Period               $  12.07       $  12.05       $ 12.03           10.65        $   10.64    $   10.65

Total Return (b)                                14.21%         13.98%        13.43%           7.37%            6.88%        6.65%

Ratios/Supplemental Data:
    Net Assets at end of period (000)        $109,450       $  3,697       $ 2,635        $ 70,483        $   2,611     $  1,878
    Ratio of expenses to average net assets      0.98%(c)       1.23%(c)      1.97%(c)        1.00%(c)         1.25%(c)     2.01%(c)
    Ratio of net investment income (Loss)
     to average net assets                       0.54%(c)       0.30%(c)     (0.45%)(c)       1.06%(c)         0.66%(c)   (0.07%)(c)
    Ratio of expenses to average net assets
     assuming no waiver or expense reimbursement 1.41%(c)       1.66%(c)      2.41%(c)        1.54%(c)         1.65%(c)    2.44% (c)
    Ratio of net investment income(Loss)
     to average net assets assuming no waiver
     or expense reimbursement                    0.11%(c)      (0.13%)(c)    (0.89%)(c)       0.52%(c)         0.26%(c)   (0.50%)(c)
    Portfolio turnover rate (d)                 47.97%         47.97%        47.97%          30.67%           30.67%       30.67%
        Average Commission Rate Paid (e)       0.0323         0.0323        0.0323        $ 0.0340        $  0.0340     $ 0.0340


(a)     Period from commencement of operations.
(b) Total return excludes sales charge of Class A Shares and Class B Shares, would have been lower had certain expenses not been reduced during the periods presented, and is not annualized.
(c)     Annualized.
(d) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.
(e) The average commission represents the total dollar amount of commissions paid on portfolio transactions, for the time period of May 4, 1996 to August 31, 1996, divided by the total number of portfolio shares purchased and sold for which commissions were charged. Disclosure is not required for the prior periods.

               See Notes to Financial Statements

PILOT INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                    Pilot International Equity Fund             Pilot International Equity Fund (a)

                                                    Period Ended May 16, 1997                        Year Ended August 31, 1996

                                                     Pilot        Class A          Class B         Pilot        Class A    Class B
                                                    Shares         Shares           Shares         Shares       Shares    Shares (b)

 Net Asset Value, Beginning of Period             $ 17.05        $  16.90       $   17.04       $   16.24      $ 16.14   $  17.54

 Investment Activities
    Net investment income (Loss)                     0.05           (0.05)          (0.05)           0.18         0.04         -
    Net realized and unrealized gain (loss)
     from investments                                2.76            2.85            2.71            1.61         1.69      (0.65)
    Net realized and unrealized gain (loss) from
     foreign currencies                             (0.92)          (0.95)          (0.92)          (0.13)       (0.12)      0.15
    Total from Investment Activities                 1.89            1.85            1.74            1.66         1.61      (0.50)

 Distributions
    From net investment income                      (0.17)          (0.14)          (0.12)          (0.46)       (0.46)        -
    From net realized gains from investments
       and foreign currencies                       (0.34)          (0.34)          (0.34)          (0.39)       (0.39)        -
    Total distributions                             (0.51)          (0.48)          (0.46)          (0.85)       (0.85)        -

 Net Asset Value, End of Period                    $18.43         $ 18.27         $ 18.32        $  17.05    $   16.90   $  17.04

Total Return (i)                                    11.28%          11.14%          10.37%          10.64%       10.40%    (2.85%)*

Ratios/Supplemental Data:
   Net Assets at end of period (000)            $ 701,033       $  26,730         $   560       $ 579,019    $  26,730     $  184
   Ratio of expenses to average net assets           1.18%(j)        1.42%(j)        2.18%(j)        1.08%        1.32%     2.06%(j)
   Ratio of net investment income (Loss)
     to average net assets                           0.47%(j)        0.29%(j)       (0.61%)(j)       0.69%        0.48%   (0.32%)(j)
   Portfolio turnover rate (k)                      33.68%          33.68%          33.68%          22.31%        22.31%  22.31%
   Average Commission Rate Paid (l)            $   0.0107         $0.0107        $ 0.0107       $ 0.01600     $ 0.01600  $0.01600





                                                           Pilot Klienwort Benson International Equity Fund
                                                         Year Ended             Year Ended            Eight Months Ended
                                                      August 31,1995         August 31,1994           August 31, 1993
                                                                Pilot                    Pilot                      Pilot
                                                      Pilot      Class A      Pilot   Administration    Pilot    Administration
                                                     Shares    Shares (c)    Shares     Shares        Shares (d)   Shares

 Net Asset Value, Beginning of Period              $   16.34   $ 16.29    $ 14.14     $  14.13     $ 13.15        $    11.85

 Investment Activities
    Net investment income (Loss)                        0.13(g)   0.08(g)    0.11(g)      0.07(g)    (0.01)(g)          0.02(g)
    Net realized and unrealized gain (loss)
     from investments                                  (0.22)(g) (0.22)(g)   1.65(g)      1.65(g)     1.10(g)           2.51(g)
    Net realized and unrealized gain (loss) from
     foreign currencies                                  0.39(g)  0.39(g)    0.59(g)      0.59(g)    (0.10)(g)         (0.25)(g)
    Total from Investment Activities                     0.30     0.25       2.35         2.31        0.99              2.28

 Distributions
    From net investment income                          (0.11)   (0.11)         -            -            -              -
    From net realized gains from investments
       and foreign currencies                           (0.29)   (0.29)     (0.15)       (0.15)           -              -
    Total distributions                                 (0.40)   (0.40)     (0.15)       (0.15)           -              -

 Net Asset Value, End of Period                     $   16.24   $16.14    $ 16.34      $ 16.29     $  14.14         $  14.13

Total Return (i)                                         2.08%    1.77%     16.75%       16.48%       7.53%            19.24%

Ratios/Supplemental Data:
   Net Assets at end of period (000)                 $363,212   $27,625   $ #######   $ 44,990    $195,548          $ 55,816
   Ratio of expenses to average net assets               1.18%     1.42%     1.12%        1.37%       1.31%(j)          2.17%(j)
   Ratio of net investment income (Loss)
     to average net assets                               0.82%     0.50%     0.75%        0.48%      (0.56%)(j)         0.25%(j)
   Portfolio turnover rate (k)                          35.91%    35.91%    35.40%        35.40%     26.65%(m)         26.65%(m)
   Average Commission Rate Paid (l)



                                                    Kleinwort Benson
                                                     International
                                                      Equity Fund
                                                       Year Ended
                                                    December 31, 1992
                                                         Pilot
                                                      Administration
                                                      Shares (e)(f)

 Net Asset Value, Beginning of Period                 $  12.29

 Investment Activities
    Net investment income (Loss)                          0.04(g)
    Net realized and unrealized gain (loss)
     from investments                                    (0.46)(g)(h)
    Net realized and unrealized gain (loss) from
     foreign currencies
    Total from Investment Activities                     (0.42)

 Distributions
    From net investment income                            (0.02)
    From net realized gains from investments
       and foreign currencies                             -
    Total distributions                                   (0.02)

 Net Asset Value, End of Period                        $  11.85

Total Return (i)                                          (3.42%)

Ratios/Supplemental Data:
   Net Assets at end of period (000)                   $ 56,358
   Ratio of expenses to average net assets                 1.78%
   Ratio of net investment income (Loss)                   0.35%
     to average net assets                                58.55%
   Portfolio turnover rate (k)
   Average Commission Rate Paid (l)



(a) The Pilot Klienwort Benson International Equity Fund has been renamed the Pilot International Equity Fund effective November 30, 1995.

(b)  Class B Shares were initially issued on July 1, 1996.

(c)  The Pilot Administration Shares were redesignated the Class A Shares.

(d)  Pilot Shares were initially issued on July 26, 1993.

(e) Prior to July 12, 1993, the Pilot Administration Shares were not subject to an Administration plan.

(f) Prior to a tax-free reorganization into Pilot Administration Shares effective July 12, 1993, the Pilot Klienwort Benson International Equity Portfolio was a separate portfolio of Klienwort Benson Investment Strategies known as Klienwort Benson International Equity Fund. The predecessor portfolio was advised by Klienwort Benson International Investment Limited and had a December 31 year end.

(g) Calculated based on the average shares outstanding methodology.

(h) For years preceding the fiscal period ended August 31, 1993, net realized and unrealized gains (losses) from investments included net realized and unrealized gains (losses) from foreign currencies.

(i) Total return excludes sales charge of Class A Shares and is not annualized.

(j) Annualized.

(k) Portfolio turnover is calculated on the basis of the portfolio as a whole without distinguishing between the classes of shares issued and is not annualized.

(l) Represents the total dollar amount of commissions paid on security transactions, divided by total number of security shares purchased and sold for which commissions were charged. Disclosure is not required for prior periods.

(m) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as Trustee.

          See Notes to Financial Statements

 THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


1. GENERAL

The Pilot U.S. Government Securities Fund, Pilot Small Capitalization Equity Fund and the Pilot International Equity Fund, formerly Pilot Kleinwort Benson International Equity Fund, are separate portfolios (individually, a "Portfolio"; collectively, the "Portfolios") of The Pilot Funds (the "Fund"). The Fund is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. All of the Portfolios are diversified.

The Portfolios each offer three classes of shares: Pilot Shares, Class A Shares, and Class B Shares. Each class of shares is substantially the same, except that Class A Shares bear the fees payable under the Portfolio's Class A Distribution Plan, and Class B Shares bear the fees payable under the Portfolio's Class B Distribution Plan.

Boatmen's Trust Company ("Boatmen's") serves as the Fund's investment adviser and custodian for the Portfolios. Kleinwort Benson Investment Management Americas Inc. ("Kleinwort Benson") serves as the investment manager for the Pilot International Equity Fund. BISYS Fund Services Limited Partnership ("BISYS") serves as the Fund's administrator and Pilot Funds Distributor Inc. (the "Distributor"), an affiliate of BISYS, serves as the distributor of the Fund's shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

Pursuant to an Agreement in Plan of Merger exectued on August 29, 1996, Boatmen's Bancshares Inc. ("Bancshares") the former parent company of Boatmen's, the Funds investment adviser, merged with and into NationsBank Corporation on January 7, 1997

On December 18, 1996, the Fund's shareholders, at a special shareholder meeting, approved new Investment Advisory Agreements between the Fund on behalf of the Portfolios and Boatmen's by the following votes:

                                          For           Against         Abstain          Total

U.S. Government Securities Fund         12,308,225         212,855        231,302        12,752,382

Small Capitalization Equity Fund         5,905,432          38,601         65,008         6,009,041

International Equity Fund               24,316,327          29,999        655,313        25,001,639
                                     --------------   -------------    -----------   ---------------

Total                                   42,529,984         281,455        951,623        43,763,062
                                     ==============   =============    ===========   ===============


THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


In a separate vote, the shareholders of the Pilot International Equity Fund approved a new Investment Management Agreement between the Fund on behalf of the Pilot International Equity Fund, Boatmen's and Klienwort Benson Investment Management Americas Inc.
("Kleinwort Benson") by the following votes:

                                          For             Against           Abstain            Total

International Equity Fund                24,209,390            86,361          705,888         25,001,639
                                    ----------------   ---------------    -------------   ----------------


The Fund entered into an Agreement and Plan of Reorganization (the "Reorganization Agreement") with Nations Fund, Inc. ("Nations Funds"). The Reorganization Agreement contemplates that each of the Portfolios will transfer substantially all of its assets and liabilities to the corresponding portfolio of the Nations Funds. The Fund's shareholders, at a special shareholder meeting held on April 28, 1997, approved the Reorganization Agreement by the following votes:


                                         FOR            AGAINST         ABSTAIN          TOTAL

U.S. Government Securities Fund        13,289,058            5,651         17,809        13,312,518

Small Capitalization Equity Fund        7,085,918           54,595         55,792         7,196,305

International Equity Fund              28,587,048        1,063,085        232,018        29,882,151
                                    --------------    -------------   ------------   ---------------

Total                                  48,962,024        1,123,331        305,619        50,390,974
                                    ==============    =============   ============   ===============


Pursuant to the reorganization, the fiscal year end of Pilot U.S. Government Securities Fund, Pilot Small Capitalization Equity Fund and Pilot International Equity Fund was changed from August 31, 1997 to May 16, 1997. The information presented in this report covers the period from September 1, 1996 through May 16, 1997.

Small Capitalization Equity Fund seeks long term capital growth. U.S. Government Securities Fund seeks total return and preservation of capital. International Equity Fund seeks to provide long term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. INVESTMENT VALUATION

Portfolio securities are valued as follows: (a) securities that are traded on any U.S. or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last sale price on that exchange or NASDAQ prior to the Portfolio's valuation time; if no sale occurs, securities traded on a U.S. exchange or NASDAQ are valued at the mean between the closing bid and closing asked price and securities traded on a foreign exchange will be valued at the official bid price; (b) over-the-counter stocks not quoted on NASDAQ are valued at the last sale price prior to the Portfolio's valuation time or, if no sale occurs, at the mean between the last bid and asked price; (c) debt securities are valued at prices supplied by an independent pricing service selected by Boatmen's and approved by the Trustees of the Fund; these prices reflect broker/dealer supplied valuations and electronic data processing techniques if those prices are deemed by Boatmen's to be representative of market values at the Portfolio's valuation time; and (d) all other securities and assets, for which quotations supplied are not representative of current market values or for which quotations are not readily available, are valued at fair value as determined in good faith pursuant to procedures established by the Trustees of the Fund. Money market instruments held by a Portfolio with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

B. FOREIGN CURRENCY TRANSLATION

The books and records of the Pilot International Equity Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment securities, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; (ii) purchases and sales of foreign securities, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gains (losses) from foreign currency translation will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and securities; (ii) gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends and interest recorded and the amounts actually received.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Pilot International Equity Fund is authorized to enter into forward foreign exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The aggregate principal amounts of the contracts are reflected net in the Pilot International Equity Fund's Statement of Assets and Liabilities. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized appreciation or depreciation is recorded in the Pilot International Equity Fund's financial statements. The Pilot International Equity Fund records realized gains or losses at the time the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 16, 1997, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

D. REPURCHASE AGREEMENTS

The custodian for the Portfolios and other banks acting in a subcustodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, is not less than 102% of the repurchase price, including accrued interest. In the event of the seller's default of the obligation to repurchase, the Portfolios have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FUTURES CONTRACTS

The Small Capitalization Equity Fund may enter into futures contracts on securities and futures based on securities indices. The Small Capitalization Equity Fund will do so to hedge against anticipated changes in securities values that would otherwise have an adverse effect upon the value of portfolio securities or upon securities to be acquired.

Futures contracts involve brokerage costs, which may be less than 1% of the contract price, and require the Small Capitalization Equity Fund to deposit as margin into a segregated custodial account an amount of cash or liquid securities equal to approximately 2% to 5% of the value of each futures contract. The Small Capitalization Equity Fund's position in the futures market will be marked-to-market on a daily basis; the Small Capitalization Equity Fund may subsequently be required to make "variation" margin payments depending upon whether its futures position declines or rises in value.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


Positions taken in the futures markets are not usually held until the expiration of the contract but, instead, are normally liquidated through offsetting transactions, which may result in a profit or a loss. Nevertheless, the Small Capitalization Equity Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous for it to do so.

Futures contracts on securities indices do not require the physical delivery of securities, but merely provide for gains and losses resulting from changes in the market value of a contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular futures contract reflect changes in the value of the securities comprising the index on which the futures contract is based.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums on investments, is accrued daily. Investment income of each Portfolio is allocated to the separate classes of shares based upon their relative net assets.

G. DIVIDENDS TO SHAREHOLDERS

Dividends of U.S. Government Securities Fund are declared daily to shareholders of record at the close of business on the day of declaration and paid monthly. Dividends of Small Capitalization Equity Fund are declared and paid monthly to shareholders of record at the close of business on the day of declaration. Dividends of the International Equity Fund are declared and paid annually to shareholders of record at the close of business on the day of declaration. Distributions of net realized gains, if any, will be paid at least annually. However, to the extent that net realized gains of a Portfolio can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Portfolios on the ex-dividend date.

H. FEDERAL TAXES

It is each Portfolio's policy to comply or continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required.

I. ORGANIZATIONAL EXPENSES

Costs incurred by the Fund in connection with its organization and registration of shares have been deferred and are amortized using the straight line method over a period not to exceed five years from the commencement of the public offering of shares of the Portfolios.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


J. EXPENSES

Expenses incurred by the Fund that do not specifically relate to an individual portfolio of the Fund are allocated to the Portfolios based on each Portfolio's relative net assets. The expenses of each Portfolio (other than expenses incurred pursuant to the Distribution Plans) are allocated to the separate classes of shares based upon their relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

A. ADVISORY AGREEMENT

Boatmen's is the investment adviser for each Portfolio pursuant to separate Investment Advisory Agreements and is responsible for managing the investment operations of the Portfolios. Under the Advisory Agreement with the International Equity Fund, Boatmen's supervises the activities of Kleinwort Benson, the Portfolio's investment manager. For its services, Boatmen's is entitled to a fee, accrued daily and paid monthly, at an annual rate equal to 0.55% of the average daily net assets of the U.S. Government Securities Fund, 1.00% of the average daily net assets of the Small Capitalization Equity Fund; and .80% of the average daily net assets of the International Equity Fund .

Boatmen's has voluntarily agreed to limit the fees it receives from certain Portfolios to the following annual rates: 0.75% of the average daily net assets of the Small Capitalization Equity Fund; 0.40% of the average daily net assets of the U.S. Government Securities Fund .

Additionally, Boatmen's has voluntarily agreed to reimburse certain of the Portfolio's expenses to the extent that such expenses exceed the following limits as percentages of average daily net assets (excluding distribution fees for Class A Shares and Class B Shares): 1.00% of the Small Capitalization Equity Fund. For the period ended May 16, 1997, Boatmen's waived fees and/or reimbursed expenses in the following amounts:

   Pilot U.S. Government Securities Fund .................... $125,674
   Pilot Small Capitalization Equity Fund ...................  250,319

B. INVESTMENT MANAGEMENT AGREEMENT

The Fund, on behalf of the International Equity Fund, has entered into an Investment Management Agreement with Kleinwort Benson and Boatmen's. Under the Investment Management Agreement, Kleinwort Benson, subject to the general supervision of the International Equity Fund's Board of Trustees and Boatmen's, manages the investment operations of the International Equity Fund. As compensation for the services rendered pursuant to the Investment Management Agreement, Kleinwort Benson is entitled to a fee, paid by Boatmen's directly out of Boatmen's advisory fee, computed daily and payable monthly, at an annual rate equal to .40 of 1% of the International Equity Fund's average daily net assets up to $325,000,000 and .25 of 1% of such assets in excess of $325,000,000.

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


C. ADMINISTRATION AGREEMENT

The Fund, on behalf of the Portfolios has, entered into an Administration Agreement with BISYS. Pursuant to the terms of this agreement, BISYS is responsible for assisting in all aspects of the operations of each of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.115 of 1% of the first $1.5 billion of the aggregate average net assets of all of the portfolios constituting the Fund, plus 0.110 of 1% of the next $1.5 billion of such assets, plus 0.1075 of 1% of such assets in excess of $3.0 billion. For the period ended May 16, 1997, BISYS voluntarily waived a portion of its fees as administrator. The fee waivers were equal to the following amount:

     Pilot Small Capitalization Equity Fund ........................  $61,970


D. DISTRIBUTION AGREEMENTS

The Portfolios adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for its Class A and Class B Shares. Under these Plans, the Distributor receives payments for distribution and support services. The Distribution Plan for Class A Shares authorizes payments to the Distributor and service organizations for personal services provided to Class A shareholders and/or the maintenance of shareholder accounts.

Payments under the Distribution Plan for Class A Shares may not exceed 0.25% (on an annual basis) of the average daily net assets of the shares to which such Plan relates. If more money is due the Distributor than it can collect in any month because of this limitation, the unpaid amount may be carried forward until it can be paid. Similarly, if in any month the Distributor does not expend the entire amount to which it would otherwise be entitled, this amount may be used as a credit and drawn upon to permit the payment of expenses in the future. Neither of these amounts, however, is payable beyond the fiscal year in which they accrue.

Distribution payments under the Distribution Plan for Class B Shares may not exceed 1.00% (on an annual basis) of the average daily net assets of the Class B Shares. Not more than 0.25% of such value will be used to compensate service organizations for personal services provided to Class B shareholders and/or the maintenance of shareholder accounts. Not more than 0.75% of such value will be paid to the Distributor as reimbursement for commissions and transaction fees as well as expenses related to other promotional and distribution activities.

Actual distribution expenses paid by the Distributor with respect to Class B Shares for any given year may exceed the distribution fees and contingent deferred sales charges received with respect to those Shares. These excess expenses may be reimbursed by a Portfolio or its Class B Shareholders out of contingent deferred sales charges and distribution payments in future years as long as the Distribution Plan for Class B Shares is in effect.

The Distributor has voluntarily agreed to limit the fees it receives on Class A Shares of the U.S. Government Securities Fund to .20% of the average daily net asset value of the Portfolio.

E. TRANSFER AGENT AGREEMENT

BISYS Fund Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group, Inc. is the transfer agent for all classes of the Portfolios. Prior to April 26, 1996, Primary Fund Services Corporation was the transfer
agent   for   Class  A   Shares   and   Class  B   Shares.

THE   PILOT   FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


F. CUSTODIAN AGREEMENT

Boatmen's is the custodian responsible for holding the investments purchased by the Portfolios.

G. FUND ACCOUNTING AGREEMENT

BISYS Fund Services, Inc. is responsible for the Fund Accounting for the Portfolios.


4. SECURITIES TRANSACTIONS

For the period ended May 16, 1997, the cost of purchases and the proceeds from sales or maturities of portfolio securities (excluding short-term investments) were as follows:

                                                  Cost of          Cost of
                                                 Purchases          Sales

Pilot Government Securities Fund *               $86,991,121      $84,156,582

Pilot Small Capitalization Equity Fund            82,869,472       46,392,027
Pilot International Equity Fund                  312,887,947      221,259,303

* 100% of purchases and sales are of U.S. Government Securities.

At May 16, 1997, the cost of each Portfolio's securities for federal income tax purposes was substantially the same as for financial reporting purposes. Accordingly, the Portfolio's had the following amounts of net unrealized appreciation and depreciation:

                                         APPRECIATION   DEPRECIATION   NET

Pilot U.S. Government Securities Fund    $1,133,777     $1,128,880    $4,897
Pilot Small Capitalization Equity Fund   16,659,888       2,603,000   14,056,888
Pilot International Equity Fund          156,827,954     25,084,996  131,742,958

THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Portfolios are as follows (000 omitted):

                                            U.S. Government             Small Capitalization                International
                                            Securities Fund                  Equity Fund                    Equity Fund
                                                                                    December 12,
                                    For the period  For the year    For the period   1995 through     For the period  For the year
                                        ended          ended             ended     August 31, 1996        ended          ended
                                     May 16, 1997  August 31, 1996    May 16, 1997       (a)           May 16, 1997  August 31, 1996

CAPITAL TRANSACTIONS:
Pilot Shares:
        Proceeds from shares issued   $23,888        $33,655            $39,824        $70,989          $142,213          $214,270
        Dividends reinvested              436            261                 96             56            13,088            15,491
        Cost of shares redeemed       (16,630)       (17,579)           (11,850)        (1,743)          (85,373)          (37,293)
        Change in net assets from Pilot
           share transactions         $ 7,694        $16,337             28,070        $69,302            69,928          $192,468
Class A Shares:
        Proceeds from shares issued       567        $   690              1,015        $ 2,643               546          $  1,223
        Dividends reinvested               90             16                 21              4               471               877
        Cost of shares redeemed          (501)          (143)              (332)           (42)           (3,088)           (4,237)
        Change in net assets from Class A
                share transactions    $   156        $   563                704        $ 2,605            (2,071)         $ (2,137)
Class B Shares :
        Proceeds from shares issued       401        $ 1,160                660        $ 1,869               405          $    183
        Dividends reinvested              108             42                 10              1                11                 -
        Cost of shares redeemed          (165)           (52)              (188)           (11)              (77)                -
        Change in net assets from Class B
                share transactions    $   344        $ 1,150                482        $ 1,859               339          $    183
SHARE TRANSACTIONS:
Pilot Shares:
        Issued                          2,307          3,091              3,463          6,777             8,260            12,865
        Reinvested                         42             23                  8              6               755               967
        Redeemed                       (1,600)        (1,590)            (1,023)          (166)           (4,945)           (2,235)
        Change in Pilot Shares            749          1,524              2,448          6,617             4,070            11,597
Class A Shares:
        Issued                             52             64                 88            249                32                73
        Reinvested                          9              1                  2             -                 27                55
        Redeemed                          (49)           (13)               (29)            (4)             (178)             (258)
        Change in Class A Shares           12             52                 61            245              (119)             (130)
Class B Shares :
        Issued                             37            106                 58            177                24                11
        Reinvested                         10              4                  1              -                 1                 -

        Redeemed                          (15)            (5)               (16)            (1)               (5)                -

        Change in Class B Shares           32            105                 43            176                20                11



        (a) Period from commencement of operations


THE PILOT FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
May 16, 1997
--------------------------------------------------------------------------------


6. FEDERAL INCOME TAX INFORMATION ( UNAUDITED )

For the year ended August 31, 1996 the International Equity Fund's capital gain dividend distributions from long-term capital gains were approximately $8,649,780.

Under current tax law, capital losses realized after October 31st may be deferred and treated as occurring on the first day of the fiscal year ended August 31, 1997. As if August 31, 1996, the Small Capitalization Equity Fund had deferred losses of $133,049.

At August 31, 1996, none of the Portfolios had any capital loss carryforwards.

Report of Independent Public Accountants

To the Shareholders and Trustees of the Pilot U.S. Government Securities Fund, Pilot Small Capitalization Equity Fund and Pilot International Equity Fund of the Pilot Funds:

     We have audited the accompanying statements of assets and liabilities of the Pilot U.S. Government Securities Fund, Pilot Small Capitalization Equity Fund and Pilot International Equity Fund of the Pilot Funds (a Massachusetts business trust), including the portfolios of investments as of May 16, 1997, and the related statements of operations for the period then ended, the statements of changes in net assets and financial highlights for periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 16, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Pilot U.S. Government Securities Fund, Pilot Small Capitalization Equity Fund and Pilot International Equity Fund as of May 16, 1997, the results of their operations and the changes in their net assets and financial highlights for the periods presented in conformity with generally accepted accounting principles.

                                                      Arthur Andersen LLP

Boston, Massachusetts
June 20, 1997